REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
	(in thousands)
Services transferred at a point in time	$178,070	$157,209	$344,306	$310,737
Services transferred over time	7,615	6,093	16,634	10,890
Total revenue from fees, net	$185,685	$163,302	$360,939	$321,627